COMMITMENTS AND CONTINGENCIES (Details Narrative)	5 Months Ended
Dec. 31, 2016 USD ($)
Related Party - Service Agreement	$ 12,903
Monthly Honorarium	3,188
Brazil Minerals [Member]
Loans to related Party	12,813
Subsidiary of Brazil Minerals [Member]
Loans to related Party	$ 8,922